Segment Reporting - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net sales	$ 26,149	$ 27,831	$ 25,769
Revenues	28,079	29,706	27,701
Depreciation and amortization	660	703	725
Expenditures for long-lived assets	637	558	492
Industrial Activities
Segment Reporting Information [Line Items]
Net sales	26,149	27,831	25,769
Revenues	26,247	27,931	25,891
Depreciation and amortization	657	699	720
Expenditures for long-lived assets	633	550	488
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Net sales	26,149	27,831	25,769
Industrial Activities | Eliminations and other
Segment Reporting Information [Line Items]
Net sales	(2,134)	(2,376)	(2,375)
Industrial Activities | Other activities and adjustments
Segment Reporting Information [Line Items]
Depreciation and amortization	2	1	0
Expenditures for long-lived assets	1	0	2
Agriculture
Segment Reporting Information [Line Items]
Depreciation and amortization	281	301	315
Expenditures for long-lived assets	232	224	208
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Net sales	10,959	11,682	10,683
Construction
Segment Reporting Information [Line Items]
Depreciation and amortization	55	61	65
Expenditures for long-lived assets	46	40	36
Construction | Operating segments
Segment Reporting Information [Line Items]
Net sales	2,768	3,021	2,530
Commercial and Specialty Vehicles
Segment Reporting Information [Line Items]
Depreciation and amortization	195	206	212
Expenditures for long-lived assets	258	195	152
Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Net sales	10,439	10,939	10,562
Powertrain
Segment Reporting Information [Line Items]
Depreciation and amortization	124	130	128
Expenditures for long-lived assets	96	91	90
Powertrain | Operating segments
Segment Reporting Information [Line Items]
Net sales	4,117	4,565	4,369
Financial services
Segment Reporting Information [Line Items]
Net sales	0	0	0
Revenues	2,011	1,989	2,028
Depreciation and amortization	3	4	5
Expenditures for long-lived assets	4	8	4
Financial services | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,011	1,989	2,028
Financial services | Eliminations and other
Segment Reporting Information [Line Items]
Revenues	$ (81)	$ (114)	$ (96)